Other non-current assets	12 Months Ended
Dec. 31, 2024
Other Noncurrent Assets [Abstract]
Note 9 - Other non-current assets
Note 9 – Other non-current assets

As of December 31
2024	2023
$ millions	$ millions

Surplus in employees' defined benefit plans (1)	134	112
Non-current inventories	77	74
Receivables from equity-accounted investees sale	9	9
Long term deposits	8	11
Investments in equity-accounted investees	3	2
Derivative designated as a cash flow hedge	3	1
Other	27	30
	261	239

(1)	See Note 16.